1933 Act/Rule 497(j)

March 3, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Phoenix Series Fund

Registration Nos. 002-14069 and 811-810

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on February 28, 2008.

Sincerely,

/s/ Heather Melito-Dezan
Heather Melito-Dezan

cc:	Kevin Carr

Ann Flood